March 11, 2010

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Attn:  Filings - Rule 497(j)

Re:	Central Park Group Multi-Event Fund (the “Fund”) (File Nos. 333-139002, 811-21984)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Fund hereby certifies that:

(1)
the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Act would not have differed from those contained in Post-Effective Amendment No. 3 to the Fund’s Registration Statement on Form N-2; and

(2)	the text of Post-Effective Amendment No. 3 to the Fund’s Registration Statement on Form N-2 was filed electronically on March 2, 2010.

By:	/s/ Michael Mascis
Michael Mascis
Principal Accounting Officer